CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                             CHICAGO, ILLINOIS 60603


                                 April 27, 2007





Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


        Re:          First Trust/Gallatin Specialty Finance
                       and Financial Opportunities Fund


Ladies and Gentlemen:

         On behalf of First Trust/Gallatin Specialty Finance and Financial Opportunities Fund (the "Registrant"), we are transmitting Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 for electronic filing under the Securities Act of 1933 and the Investment Company Act of 1940.

         Before the registration statement becomes effective under the Securities Act of 1933, the Registrant will file all remaining exhibits.

         If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3017.

                                         Very truly yours,

                                         CHAPMAN AND CUTLER LLP


                                         By: /s/ Brian D. Free
                                             -------------------------
                                             Brian D. Free

Enclosures

cc:   W. Scott Jardine
      Eric F. Fess